Intangible assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure
Schedule Of Acquired Finite Lived Intangible Assets Liabilites By Major Class

		Initially	Measurement	As
	Weighted-Average	Reported at	Period	Revised at
	Life	September 30, 2012	Adjustments	December 31, 2012
Amortizable Intangible Assets
Lease intangibles:
In-place lease	12.9	$413,198	$5,322	$418,520
Above-market rent	11.7	284,174	790	284,964
Total intangible assets		$697,372	$6,112	$703,484

Amortizable Intangible Liabilities
Below-market rent	29.9	$(79,312)	$(1,111)	$(80,423)
Above-market ground lease	11.8	(6,896)	-	(6,896)

Unamortizable Intangible Liabilities
Below-market purchase option		(16,711)	314	(16,397)
Total intangible liabilities		$(102,919)	$(797)	$(103,716)

Schedule Of Goodwill

		Management	Ownership	Total
Balance at January 1, 2010		$63,607	$-	$63,607
Balance at December 31, 2010		63,607	-	63,607
Balance at December 31, 2011		63,607	-	63,607
Acquisition of CPA®:15		-	268,683	268,683
Allocation of goodwill to dispositions of properties within the reporting unit	(a)	-	(3,158)	(3,158)
Balance at December 31, 2012		$63,607	$265,525	$329,132

Schedule Of Intangible Assets Liabilities And Goodwill

		December 31,
		2012			2011
		Carrying	Accumulated		Carrying	Accumulated
		Amount	Amortization	Total	Amount	Amortization	Total
Amortizable Intangible Assets
Management contracts		$32,765	$(31,283)	$1,482	$32,765	$(30,172)	$2,593
		32,765	(31,283)	1,482	32,765	(30,172)	2,593
Lease Intangibles:	(a)
In-place lease		474,629	(27,351)	447,278	62,162	(17,585)	44,577
Other intangibles		8,149	(3,406)	4,743	10,968	(4,586)	6,382
Above-market rent		293,627	(13,742)	279,885	9,905	(5,082)	4,823
		776,405	(44,499)	731,906	83,035	(27,253)	55,782
Unamortizable Goodwill and Indefinite-Lived Intangible Assets
Goodwill		329,132	-	329,132	63,607	-	63,607
Trade name		3,975	-	3,975	3,975	-	3,975
		333,107	-	333,107	67,582	-	67,582
Total Intangible Assets		$1,142,277	$(75,782)	$1,066,495	$183,382	$(57,425)	$125,957

Amortizable Intangible Liabilities
Below-market rent		$(86,171)	$3,227	$(82,944)	$(6,455)	$1,482	$(4,973)
Above-market ground lease		(6,896)	103	(6,793)	-	-	-
		(93,067)	3,330	(89,737)	(6,455)	1,482	(4,973)
Unamortizable Intangible Liabilities
Below-market purchase option		(16,711)	-	(16,711)	-	-	-
Total Intangible Liabilities		$(109,778)	$3,330	$(106,448)	$(6,455)	$1,482	$(4,973)

Schedule Of Finite Lived Intangible Assets Future Amortization Expense

Years Ending December 31,	Total
2013	$84,274
2014	79,533
2015	72,016
2016	70,050
2017	66,667
Thereafter	271,111
Total	$643,651